FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2020
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
24 FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Liabilities designated at fair value through profit or loss: debt securities in issue	6,828	7,531	7,905	7,484
Trading liabilities:
Other deposits	2	98	2	140
Short positions in securities	1	73	—	73
	3	171	2	213
Total financial liabilities at fair value through profit or loss	6,831	7,702	7,907	7,697
At 31 December 2020, the Group had £6,682 million (2019: £7,376 million) and the Bank had £7,758 million (2019: £7,328 million) of trading and other liabilities at fair value through profit or loss with a contractual residual maturity of greater than one year.
Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.
For the Group, the amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2020 was £11,503 million, which was £4,675 million higher than the balance sheet carrying value (2019: £14,365 million. which was £6,834 million higher than the balance sheet carrying value). At 31 December 2020 there was a cumulative £109 million increase in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of the Bank. Of the cumulative amount, an increase of £75 million arose in 2020 and an increase of £419 million arose in 2019.
In addition, the Bank has £1,122 million (2019: £nil) of debt securities in issue which are accounted for at fair value to significantly reduce an accounting mismatch. The changes in the credit risk of these liabilities are linked to the changes in credit risk on corresponding assets that the Bank holds at fair value through profit or loss, representing debt securities issued by subsidiaries. Given the economic relationship between these assets and liabilities, the Bank presents changes in the credit risk of these liabilities in profit or loss in order to avoid creating or enlarging an accounting mismatch.
For the fair value of collateral pledged in respect of repurchase agreements see note 45.